SUBSEQUENT EVENTS (DETAILS)	Apr. 22, 2019
Subsequent Event [LineItems]
Reverse stock split of its common stock	0.02
SUBSEQUENT EVENT
Subsequent Event [LineItems]
Reverse stock split of its common stock	0.02